Valuation And Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation And Qualifying Accounts
Valuation And Qualifying Accounts

SCHEDULE II – VALUATION AND QUALIFYING ACCOUNTS

Years ended December 31, 2010, 2009 and 2008

(in millions)
	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period

Allowance for doubtful accounts:
Year Ended December 31, 2010	$6.3	$1.2	$(2.5)	$5.0
Year Ended December 31, 2009	6.4	5.1	(5.2)	6.3
Year Ended December 31, 2008	6.1	4.8	(4.5)	6.4

Inventory valuation reserve:
Year Ended December 31, 2010	$3.5	$28.9	$(28.3)	$4.1
Year Ended December 31, 2009	3.5	21.9	(21.9)	3.5
Year Ended December 31, 2008	4.5	24.6	(25.6)	3.5

Reserve for sales returns:
Year Ended December 31, 2010	$2.9	$29.4	$(29.1)	$3.2
Year Ended December 31, 2009	2.9	26.8	(26.8)	2.9
Year Ended December 31, 2008	2.8	31.0	(30.9)	2.9